FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Credit Risk) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets:
Cash and cash equivalents	$ 4,255	$ 10,587	$ 12,990	$ 16,831
Trade receivables	358	0
Total assets	63,925	76,384
Credit risk [member]
Assets:
Cash and cash equivalents	4,255	10,587
Short-term bank deposits	38,739	40,495
Trade receivables	358	0
Other receivables	830	721
Total assets	$ 44,182	$ 51,803